Key Management Personnel Disclosures (Details) - Schedule of Authority and Responsibility for Planning, Directing and Controlling the Major Activities of the Consolidated Entity	12 Months Ended
Jun. 30, 2023
Simon Durack JP [Member]
Key Management Personnel Disclosures (Details) - Schedule of Authority and Responsibility for Planning, Directing and Controlling the Major Activities of the Consolidated Entity [Line Items]
Nature of directing and controlling the major activities	Company Secretary and Chief Financial Officer